Tax charge	12 Months Ended
Dec. 31, 2018
Tax charge
Tax charge

B4   Tax charge

(a)	Total tax charge by nature of expense

The total tax charge in the income statement is as follows:

	2018 £m			2017 £m	2016 £m
	Current	Deferred
Tax charge	tax	tax	Total	Total	Total
Attributable to shareholders:
Asia operations	(199)	(78)	(277)	(253)	(256)
US operations	(87)	(168)	(255)	(508)	66
UK and Europe	(255)	39	(216)	(267)	(275)
Other operations	125	1	126	122	111
Tax charge attributable to shareholders’ returns	(416)	(206)	(622)	(906)	(354)
Attributable to policyholders:
Asia operations	(92)	12	(80)	(249)	(155)
UK and Europe	(188)	594	406	(425)	(782)
Tax (charge) credit attributable to policyholders’ returns	(280)	606	326	(674)	(937)
Total tax charge	(696)	400	(296)	(1,580)	(1,291)

The principal reason for the decrease in the tax charge attributable to shareholders’ returns is the inclusion in 2017 of a £445 million deferred tax charge arising on the remeasurement of the US net deferred tax assets from 35 per cent to 21 per cent following the enactment of the US tax reform package, the Tax Cuts and Jobs Act. The movement from a charge of £674 million to a credit of £326 million in the tax charge attributable to policyholders’ returns mainly reflects a decrease in the deferred tax liabilities on unrealised gains on investments in the with-profits funds of the UK and Europe and of Asia compared to 2017.

The reconciliation of the expected to actual tax charge attributable to shareholders is provided in (b) below. The tax credit attributable to policyholders of £326 million above is equal to the loss before tax attributable to policyholders of £326 million. This is the result of accounting for policyholder income after the deduction of expenses and movement on unallocated surpluses and on an after-tax basis.

The total tax charge comprises:

	2018 £m	2017 £m	2016 £m
Current tax expense:
Corporation tax	(677)	(746)	(1,464)
Adjustments in respect of prior years	(19)	50	87
Total current tax charge	(696)	(696)	(1,377)

Deferred tax arising from:
Origination and reversal of temporary differences	385	(531)	64
Impact of changes in local statutory tax rates	8	(353)	6
Credit in respect of a previously unrecognised tax loss, tax credit or temporary difference from a prior period	7	—	16
Total deferred tax credit (charge)	400	(884)	86
Total tax charge	(296)	(1,580)	(1,291)

The current tax charge of £696 million (2017: £696 million; 2016: £1,377 million) includes £65 million (2017: £59 million; 2016: £53 million) in respect of the tax charge for the Hong Kong operation. The Hong Kong current tax charge is calculated as 16.5 per cent for all years on either (i) 5 per cent of the net insurance premium or (ii) the estimated assessable profits, depending on the nature of the business written.

The total deferred tax charge arises as follows:

	2018 £m	2017 £m	2016 £m
Unrealised gains and losses on investments	667	(185)	(437)
Short-term temporary differences	(198)	(526)	573
Balances relating to investment and insurance contracts	(91)	(156)	(90)
Unused tax losses	23	(12)	36
Capital allowances	(1)	(5)	4
Deferred tax credit (charge)	400	(884)	86

The movement in unrealised gains and losses in investments from a charge of £185 million in 2017 to a credit of £667 million in 2018 reflects adverse stock market movements in 2018. The principal reason for the reduction in the tax charge attributable to short-term temporary differences from  £526 million in 2017 to £198 million in 2018 is the remeasurement of US deferred tax balances in 2017 from 35 per cent to 21 per cent.

In 2018, a tax charge of £(270) million (2017: charge of £(93) million; 2016: credit of £10 million) has been taken through other comprehensive income.

(b)	Reconciliation of shareholder effective tax rate

In the reconciliation below, the expected tax rates reflect the corporation tax rates that are expected to apply to the taxable profit of the relevant business. Where there are profits of more than one jurisdiction the expected tax rates reflect the corporation tax rates weighted by reference to the amount of profit contributing to the aggregate business result.

	2018 £m
					Total	Percentage
	Asia	US	UK and	Other*	attributable to	impact
	operations	operations note (i)	Europe	operations	shareholders	on ETR
Adjusted IFRS operating profit (loss) based on longer-term investment returns	2,164	1,919	1,634	(890)	4,827
Non-operating loss	(527)	(180)	(474)	(11)	(1,192)
Profit (loss) before tax	1,637	1,739	1,160	(901)	3,635
Expected tax rate	22%	21%	19%	19%	21%
Tax at the expected rate	360	365	220	(171)	774	21.3%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(34)	(17)	(6)	(2)	(59)	(1.6)%
Deductions not allowable for tax purposes	39	3	15	10	67	1.8%
Items related to taxation of life insurance businessesnote (ii)	(13)	(83)	(2)	—	(98)	(2.7)%
Deferred tax adjustments	(11)	—	2	(30)	(39)	(1.1)%
Effect of results of joint ventures and associatesnote (iii)	(63)	—	(3)	2	(64)	(1.8)%
Irrecoverable withholding taxesnote (iv)	—	—	—	47	47	1.3%
Other	(3)	—	3	3	3	0.1%
Total	(85)	(97)	9	30	(143)	(4.0)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	—	(17)	(11)	14	(14)	(0.4)%
Movements in provisions for open tax mattersnote (v)	2	4	(2)	1	5	0.2%
Total	2	(13)	(13)	15	(9)	(0.2)%
Total actual tax charge (credit)	277	255	216	(126)	622	17.1%
Analysed into:

Tax on adjusted IFRS operating profit based on longer-term investment returns	308	301	313	(130)	792
Tax on non-operating profit	(31)	(46)	(97)	4	(170)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	16%	19%	15%	16%
Excluding non-recurring tax reconciling items	14%	16%	20%	16%	16%
Total profit	17%	15%	19%	14%	17%

*Other operations include restructuring costs.

Notes

(i)   Impact of US tax reform

The 2018 tax charge for US operations reflects the full impact of the US tax reform package, the Tax Cuts and Jobs Act, which was enacted in December 2017 and took effect from 1 January 2018. The expected tax rate of 21 per cent reflects the reduced US corporate income tax rate compared to 35 per cent for 2017. The benefit of the dividend received deduction (shown in Items related to the taxation of life insurance businesses) is lower in 2018 than 2017 reflecting the changes to how this deduction is computed. In 2017, the reduction in the US corporate income tax rate gave rise to a £445 million unfavourable reconciling item in US operations relating to the remeasurement of the net deferred tax asset attributable to shareholders and a £134 million benefit recognised in other comprehensive income.

(ii)  Items related to taxation of life insurance businesses

The £83 million (2017: £238 million; 2016: £159 million) reconciling item in US operations reflects the impact of the dividend received deduction on the taxation of profits from variable annuity business. The principal reason for the reduction in the Asia operations reconciling items from £92 million at 2017 to £13 million at 2018 reflects non-operating investment losses in Hong Kong which do not attract tax relief offsetting the benefit of operating profits due to the taxable profit being computed as 5 per cent of net insurance premiums.

(iii)  Effects of results of joint ventures and associates

Profit before tax includes Prudential’s share of profits after tax from the joint ventures and associates. Therefore, the actual tax charge does not include tax arising from profit or loss of joint ventures and associates and is reflected as a reconciling item in the table above.

(iv)  Irrecoverable withholding taxes

The £47 million (2017: £54 million; 2016: £36 million) adverse reconciling items reflects local withholding taxes on dividends paid by certain non-UK subsidiaries, principally Indonesia, to the UK. The dividends are exempt from UK tax and consequently the withholding tax cannot be offset against UK tax payments.

(v)  Movements in provisions for open tax matters

The complexity of the tax laws and regulations that relate to our businesses means that from time to time we may disagree with tax authorities on the technical interpretation of a particular area of tax law. This uncertainty means that in the normal course of business the Group will have matters where, upon ultimate resolution of the uncertainty, the amount of profit subject to tax may be greater than the amounts reflected in the Group’s submitted tax returns. The statement of financial position contains the following provisions in relation to open tax matters:

£m
At 31 December 2017	(139)
Movements in the current period included in:
Tax charge attributable to shareholders	(5)
Other movements*	(5)
At 31 December 2018	(149)

*     Other movements include interest arising on open tax matters and amounts included in the Group’s share of profits from joint ventures and associates, net of related tax.

	2017 £m
					Total	Percentage
	Asia	US	UK and	Other	attributable to	impact
	operations	operations	Europe	operations*	shareholders	on ETR
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,975	2,224	1,378	(878)	4,699
Non-operating profit (loss)	53	(1,462)	(14)	20	(1,403)
Profit (loss) before tax	2,028	762	1,364	(858)	3,296
Expected tax rate	21%	35%	19%	19%	24%
Tax at the expected rate	426	267	259	(163)	789	23.9%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(64)	(11)	(2)	(14)	(91)	(2.8)%
Deductions not allowable for tax purposes	26	6	13	10	55	1.7%
Items related to taxation of life insurance businesses	(92)	(238)	(2)	—	(332)	(10.1)%
Deferred tax adjustments	11	17	(1)	(5)	22	0.7%
Effect of results of joint ventures and associates	(52)	—	(3)	—	(55)	(1.7)%
Irrecoverable withholding taxes	—	—	—	54	54	1.6%
Other	(10)	—	6	(1)	(5)	(0.1)%
Total	(181)	(226)	11	44	(352)	(10.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	(3)	(15)	(3)	(3)	(24)	(0.7)%
Movements in provisions for open tax matters	19	25	—	—	44	1.3%
Impact of US tax reform	—	445	—	—	445	13.5%
Adjustments in relation to business disposals	(8)	12	—	—	4	0.1%
Total	8	467	(3)	(3)	469	14.2%
Total actual tax charge (credit)	253	508	267	(122)	906	27.4%
Analysed into:

Tax on adjusted IFRS operating profit based on longer-term investment returns	276	548	268	(121)	971
Tax on non-operating profit	(23)	(40)	(1)	(1)	(65)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	14%	25%	19%	14%	21%
Excluding non-recurring tax reconciling items	13%	24%	20%	13%	20%
Total profit	12%	67%	20%	14%	27%

*     Other operations include restructuring costs.

	2016 £m
			UK		Total	Percentage
	Asia	US	and	Other*	attributable to	impact on
	operations	operations	Europe	operations	shareholders	ETR
Adjusted IFRS operating profit (loss) based on longer-term investment returns	1,644	2,048	1,253	(689)	4,256
Non-operating (loss) profit	(460)	(1,523)	206	(204)	(1,981)
Profit (loss) before tax	1,184	525	1,459	(893)	2,275
Expected tax rate	22%	35%	20%	20%	24%
Tax at the expected rate	260	184	292	(179)	557	24.4%
Effects of recurring tax reconciliation items:
Income not taxable or taxable at concessionary rates	(31)	(18)	(13)	(5)	(67)	(2.9)%
Deductions not allowable for tax purposes	20	8	10	22	60	2.6%
Items related to taxation of life insurance businesses	(20)	(159)	(1)	—	(180)	(7.9)%
Deferred tax adjustments	(11)	—	2	(14)	(23)	(1.0)%
Effect of results of joint ventures and associates	(44)	—	(2)	—	(46)	(2.0)%
Irrecoverable withholding taxes	—	—	—	36	36	1.6%
Other	3	—	—	(7)	(4)	(0.1)%
Total	(83)	(169)	(4)	32	(224)	(9.7)%

Effects of non-recurring tax reconciliation items:
Adjustments to tax charge in relation to prior years	1	(81)	(7)	5	(82)	(3.6)%
Movements in provisions for open tax matters	20	—	—	31	51	2.2%
Impact of changes in local statutory tax rates	—	—	(6)	—	(6)	(0.2)%
Write-down of Korea life business	58	—	—	—	58	2.5%
Total	79	(81)	(13)	36	21	0.9%
Total actual tax charge (credit)	256	(66)	275	(111)	354	15.6%
Analysed into:

Tax on adjusted IFRS operating profit based on longer-term investment returns	271	467	244	(88)	894
Tax on non-operating profit	(15)	(533)	31	(23)	(540)
Actual tax rate:
Adjusted IFRS operating profit based on longer-term investment returns:
Including non-recurring tax reconciling items	16%	23%	19%	13%	21%
Excluding non-recurring tax reconciling items	15%	27%	21%	18%	22%
Total profit	22%	(13)%	19%	12%	16%

*      Other operations include restructuring costs.

The 2016 expected and actual tax rates as shown include the impact of the re-measurement loss on the held for sale Korea life business. The 2016 tax rates for Asia operations and Group, excluding the impact of the held for sale Korea life business are as follows:

	Asia	Attributable to
	operations	shareholders
Expected tax rate on total profit	22%	24%
Actual tax rate:
Operating profit based on longer-term investment returns	16%	21%
Total profit	18%	14%

Due to the requirements of the financial reporting standards IAS 1 ‘Presentation of Financial Statements’ and IAS 12 ‘Income Taxes’, the profit (loss) before tax and tax charge reflect the aggregate of amounts that are attributable to shareholders and policyholders.

Profit (loss) before tax comprises profit attributable to shareholders and pre-tax profit attributable to policyholders of linked and with-profits funds and unallocated surplus of with-profits funds.

The total tax charge for linked and with-profits business includes tax expense on unit-linked and with-profits funds attributable to policyholders, the unallocated surplus of with-profits funds and the shareholders’ profits. This feature arises from the basis of taxation applied to life and pension business, principally in the UK, but with similar bases applying in certain Asia operations, and is explained in the ’Basis of taxation for UK life and pension business’ section below.

Furthermore, the basis of preparation of Prudential’s financial statements incorporates the additional feature that, as permitted under IFRS 4, the residual equity of the Group’s with-profits funds, ie unallocated surplus, is recorded as a liability with transfers to and from that liability reflected in pre-tax profits. This gives rise to anomalous effective tax rates for profits attributable to policyholders (as described in the ‘Profits attributable to policyholders and related tax’ section below).

In meeting the reconciliation requirements set out in paragraph 81(c) of IAS 12, the presentation shown in this disclosure note seeks to ensure that the explanation of the relationship between tax expense and accounting profit draw properly the distinction between the elements of the profit and tax charge that are attributable to policyholders and shareholders as explained in the ‘Profits attributable to policyholders and related tax’ and ‘Reconciliation of tax charge on profit attributable to shareholders’ sections respectively. Due to the nature of the basis of taxation of UK life and pension business (as described in the ‘Basis of taxation for UK life and pension business’ section below), and the significance of the results of the business to the Group, it is inappropriate to seek to explain the effective tax rate on profit before tax by the traditional approach that would apply for other industries.

The shareholder elements are the components of the profit and tax charge that are of most direct relevance to investors, and it is this aspect that the IAS 12 reconciliation requirement is seeking to explain for companies that do not need to account for both with-profits and unit-linked funds, where tax is borne by the Company on the policyholders’ behalf and which is not contemplated by the IFRS requirement.

Basis of taxation for UK life and pension business

Different rules apply under UK tax law for taxing pension business and life insurance business and there are detailed rules for apportioning the investment return and profits of the fund between the types of business.

The investment return referable to pension business, and some other less significant classes of business, is exempt from taxation, but tax is charged on the profit that shareholders derive from writing such business at the corporate rate of tax. The rules for taxing life insurance business are more complex. Initially, the UK regime seeks to tax the investment return less management expenses (I-E) on this business as it arises. However, in determining the actual tax charge, a calculation of the shareholder profits for taxation purposes from writing life insurance business also has to be made and compared with the I-E profit.

If the shareholder profit is higher than the I-E amount, extra income is attributable to the I-E calculation until the I-E profit equals the shareholder profit. If on the other hand, the I-E profit is the greater, then an amount equal to the shareholder profit is taxed at the corporate rate of tax, with the remainder of the I-E profit being taxed at the policyholder rate of tax.

The purpose of this approach is to ensure that the Company is always at a minimum taxed on the profit, as defined for taxation purposes by reference to the Company’s IFRS results, that it has earned. The shareholders’ portion of the long-term business is taxed at the shareholders’ rate, with the remaining portion taxed at rates applicable to the policyholders.

Profits attributable to policyholders and related tax

As noted above, it is necessary under IFRS requirements to include the total tax charge of the Company (both policyholder and shareholder elements) in the tax charge disclosed in the income statement.

The tax expense attributable to policyholders is a combination of current and deferred tax charges and reflects the nature of the income and expenditure of the with-profits and unit-linked funds. The current tax charge element reflects the element for the funds, determined on the I-E basis (as described in the ‘Basis of taxation for UK life and pension business’ section above) that is attributable to policyholders. For policyholder deferred tax, normally the most significant element reflects the movement on unrealised appreciation on investments. These investments are accounted for under IAS 39 on a fair value through profit or loss basis with attaching deferred tax charges or credits.

For with-profits business, total pre-tax profits reflect the aggregate of profits attributable to policyholders and shareholders. However, amounts attributable to the equity of with-profits funds are carried in the liability for unallocated surplus. Also, as described in the ‘Basis of taxation for UK life and pension business’ section above, UK with-profits business is taxed on a basis that affects policyholders’ unallocated surplus of with-profits funds and shareholders. For the PAC with-profits sub-fund, transfers to and from unallocated surplus are recorded in the income statement, so that after charging the total tax borne by the fund, the net balance reflects the statutory transfer from the fund for the year. The statutory transfer represents 10 per cent of the actuarially determined surplus for the year that is attributable to shareholders.

For SAIF, similar transfers are made. However, in the case of SAIF, a net nil balance is derived, reflecting the lack of shareholder interest in the financial performance of the fund (other than through asset management arrangements).

The accounting anomaly that arises under IFRS is that due to the fact that the net of tax profit attributable to with-profits policyholders is zero, the Company’s presentation of pre-tax profit attributable to policyholders reflects an amount that is the mirror image of the tax charge attributable to policyholders.

For unit-linked business, pre-tax profits also reflect the aggregate of profits attributable to policyholders and shareholders. The pre-tax profits attributable to policyholders represent fees earned that are used to pay tax borne by the Company on policyholders’ behalf. The net of tax profit attributable to policyholders for unit-linked business is thus zero.

In summary, for accounting purposes, in all cases and for all reporting periods, the apparent effective rate for profit attributable to policyholders and unallocated surplus is 100 per cent. However, it is to be noted that the 100 per cent rate does not reflect a rate paid on the profits attributable to policyholders. It instead reflects the basis of accounting for unallocated surplus coupled with the distinction made for performance reporting between sources of profit attributable to shareholders, policyholders and unallocated surplus and IFRS requirements in respect of reporting of all pre-tax profits and all tax charges irrespective of policyholder or shareholder economic interest.